Schedule of Investments – IQ Cleaner Transport ETF

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 96.3%
Belgium - 0.4%
Umicore SA	628	$23,527

Canada - 1.4%
Ballard Power Systems, Inc.*	1,048	10,927
Magna International, Inc.	930	74,887

Total Canada		85,814

China - 6.2%
COSCO SHIPPING Holdings Co., Ltd., Class H*	71,869	129,221
JinkoSolar Holding Co., Ltd.*	299	13,195
NIO, Inc.*	4,076	99,903
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	16,636	28,802
Xinyi Solar Holdings Ltd.	14,115	22,446
XPeng, Inc.*	1,731	60,741
Zhuzhou CRRC Times Electric Co., Ltd.	2,467	12,908

Total China		367,216

Denmark - 5.6%
AP Moller - Maersk A/S, Class B	35	124,817
DSV A/S	609	122,721
Vestas Wind Systems A/S	3,136	83,606

Total Denmark		331,144

Finland - 0.3%
Wartsila OYJ Abp	1,440	17,531

France - 4.6%
Alstom SA	1,134	36,420
Cie Generale des Etablissements Michelin	525	86,925
Cie Plastic Omnium SA	634	14,570
Faurecia SE	368	15,936
Getlink SE	1,328	20,767
Legrand SA	801	80,634
Valeo	693	19,126

Total France		274,378

Germany - 13.5%
Bayerische Motoren Werke AG	1,079	112,429
Continental AG*	337	32,088
E.ON SE	6,899	94,507
Infineon Technologies AG	4,060	165,370
Knorr-Bremse AG	155	15,579
Mercedes-Benz Group AG	2,025	158,743
Nordex SE*(a)	893	14,005
Siemens AG	1,159	181,738
Siemens Energy AG*	1,321	29,261

Total Germany		803,720

Japan - 8.6%
Denso Corp.	1,105	81,457
East Japan Railway Co.	883	50,148
Nissan Motor Co., Ltd.*	5,917	31,191
Panasonic Corp.	5,351	58,166
Shimano, Inc.	202	44,905
TDK Corp.	727	25,869
Toyota Motor Corp.	10,393	202,538
Yamaha Motor Co., Ltd.	655	15,422

Total Japan		509,696

Portugal - 0.7%
EDP - Energias de Portugal SA	8,547	43,489

Singapore - 1.6%
STMicroelectronics NV	2,041	94,356

South Korea - 1.9%
Hyundai Mobis Co., Ltd.	191	36,758
Samsung SDI Co., Ltd.	162	78,480

Total South Korea		115,238

Spain - 3.8%
EDP Renovaveis SA	750	15,655
Iberdrola SA	16,931	192,833
Siemens Gamesa Renewable Energy SA*	696	14,898

Total Spain		223,386

Sweden - 1.1%
Autoliv, Inc.	272	26,939
MIPS AB	122	11,953
PowerCell Sweden AB*	659	10,329
Thule Group AB	321	15,324

Total Sweden		64,545

Switzerland - 0.6%
Landis+Gyr Group AG*	254	16,587
Stadler Rail AG(a)	366	17,273

Total Switzerland		33,860

Taiwan - 5.1%
Compal Electronics, Inc.	18,882	17,107
Evergreen Marine Corp Taiwan Ltd.	12,070	49,037
Giant Manufacturing Co., Ltd.	1,412	16,067
Taiwan High Speed Rail Corp.	14,703	15,039
Taiwan Semiconductor Manufacturing Co., Ltd.	8,896	203,418

Total Taiwan		300,668

United Kingdom - 0.8%
Firstgroup PLC*	11,571	15,695
ITM Power PLC*(a)	2,766	10,035
National Express Group PLC*	5,564	18,662

Total United Kingdom		44,392

United States - 40.1%
Alphabet, Inc., Class A*	67	181,307
Aptiv PLC*	839	114,591
Bloom Energy Corp., Class A*(a)	582	8,776
BorgWarner, Inc.	745	32,668
Brookfield Renewable Corp., Class A	537	18,376
CSX Corp.	5,357	183,316
Eaton Corp. PLC	1,138	180,293
Edison International	1,184	74,343
Enphase Energy, Inc.*	395	55,486

Schedule of Investments – IQ Cleaner Transport ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
First Solar, Inc.*	292	$22,887
General Electric Co.	1,948	184,047
Intel Corp.	3,906	190,691
NextEra Energy, Inc.	2,213	172,880
NVIDIA Corp.	605	148,140
Schneider Electric SE	1,111	186,018
SolarEdge Technologies, Inc.*	162	38,592
Tesla, Inc.*	176	164,863
Texas Instruments, Inc.	1,012	181,644
Union Pacific Corp.	795	194,417
Westinghouse Air Brake Technologies Corp.	552	49,073

Total United States		2,382,408

Total Common Stocks
(Cost $6,050,107)		5,715,368
Preferred Stock — 3.5%
Germany - 3.5%
Volkswagen AG, 2.61%
(Cost $219,141)	1,027	211,050
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	29,822	29,822
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	9,760	9,760
Total Short-Term Investments
(Cost $39,582)		39,582
Total Investments — 100.5%
(Cost $6,308,830)		5,966,000
Other Assets and Liabilities, Net — (0.5)%		(29,970)
Net Assets — 100.0%		$5,936,030

		% of
Industry	Value	Net Assets
Industrials	$2,095,994	35.3%
Consumer Discretionary	1,739,240	29.2
Information Technology	1,274,267	21.5
Utilities	612,083	10.3
Communication Services	181,307	3.1
Money Market Funds	39,582	0.7
Materials	23,527	0.4
Total Investments	$5,966,000	100.5%
Other Assets and Liabilities, Net	(29,970)	(0.5)
Total Net Assets	$5,936,030	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $47,801; total market value of collateral held by the Fund was $51,048. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $21,226.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Cleaner Transport ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,699,432	$15,936	$–	$5,715,368
Preferred Stock	211,050	–	–	211,050
Short-Term Investments:
Money Market Funds	39,582	–	–	39,582
Total Investments in Securities	$5,950,064	$15,936	$–	$5,966,000

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.